TAX CREDITS - Current and Non-current (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
TAX CREDITS
Tax credits - current	R$ 1,153,122	R$ 1,009,824
Tax credits - non-current	1,744,387	1,916,100
Tax credits	2,897,509	2,925,924
ICMS (state VAT)
TAX CREDITS
Tax credits - current	269,544	165,598
Tax credits - non-current	195,537	146,074
Social security financing
TAX CREDITS
Tax credits - current	604,704	606,477
Tax credits - non-current	1,269,568	1,452,618
Financing of social integration program
TAX CREDITS
Tax credits - current	178,989	132,507
Financing of social integration program and others
TAX CREDITS
Tax credits - non-current	279,282	317,408
IPI (federal VAT)
TAX CREDITS
Tax credits - current	33,154	21,796
IVA (Value-added tax)
TAX CREDITS
Tax credits - current	4,555	27,311
Others
TAX CREDITS
Tax credits - current	R$ 62,176	R$ 56,135